Label	Element	Value
(American Beacon Alpha Quant Core Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in "Choosing Your Share Class" on page 26 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for each share class through October 28, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. For the period from the Fund's commencement of operations on March 22, 2017 to June 30, 2017, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by implementing a quantitative approach to investing in U.S. large and mid-cap stocks. The Fund is managed pursuant to a proprietary fundamentally-based, systematic process of Alpha Quant Advisors, LLC ("Alpha Quant"), the Fund's sub-advisor. On a quarterly basis, this process involves the evaluation of each portfolio holding for relative attractiveness based on Alpha Quant's criteria, including profitability, free cash flow yield, debt leverage and valuation. If a portfolio holding no longer meets Alpha Quant's criteria, it is sold and the proceeds are reinvested in a new holding. This is done to maintain a portfolio of stocks most reflective of the fundamental characteristics targeted by Alpha Quant, which may vary based on market conditions.

Alpha Quant employs a proprietary methodology to select a blend of the stocks of U.S. large and mid-cap high-quality and value companies for the Fund. Alpha Quant defines high-quality companies as large and mid-sized companies that display above market average profitability, as measured by return on invested capital, operating margins, capital turnover, and labor productivity. Many of the high-quality stocks that the Fund invests in exhibit above average return on invested capital and may experience increasing earnings or revenue. Alpha Quant defines value companies as large- and mid-sized companies that display high levels of excess cash generated by their businesses, low debt, and are relatively under-priced as compared to the broader U.S. equity market. Securities are purchased and sold based on Alpha Quant's expectations regarding a company's profitability, valuation and earnings expectations. The Fund may have significant exposure to the Information Technology sector. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to the Information Technology sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.

The Fund invests in U.S. common stocks. The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts on stock indices to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund's investments in equity securities may include common stocks. Investing in such securities may expose the Fund to additional risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Futures Contracts Risk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole.

Mid-Capitalization Companies Risk
Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. These companies may also have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. The securities of these companies may lack sufficient market liquidity, and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Model and Data Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The programs may not react as expected to market events resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.

  Information Technology Sector Risk. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. The Fund's investments in value stocks seek to limit potential downside price risk over time, however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund's investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund had not been in operation for a full calendar year as of the date of this Prospectus. Performance for the Fund can be accessed on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Alpha Quant Core Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 183
(American Beacon Alpha Quant Core Fund℠) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 288
(American Beacon Alpha Quant Core Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 406
(American Beacon Alpha Quant Dividend Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation, with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in "Choosing Your Share Class" on page 26 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for each share class through October 28, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. For the period from the Fund's commencement of operations on March 22, 2017 to June 30, 2017, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in dividend-paying securities. The Fund is managed pursuant to the proprietary fundamentally based, systematic process of Alpha Quant Advisors, LLC ("Alpha Quant"), the Fund's sub-advisor. On an annual basis, this process involves the evaluation of each portfolio holding for relative attractiveness based on Alpha Quant's criteria, including earnings growth, dividend growth and stability, creditworthiness and dividend yield. If a portfolio holding no longer meets Alpha Quant's criteria, it is sold and the proceeds are reinvested in a new holding. This is done to maintain a portfolio of stocks most reflective of the fundamental characteristics targeted by Alpha Quant, which may vary based on market conditions. The Fund typically holds a focused portfolio of approximately 30 stocks.

Alpha Quant invests in companies that have an established long-term record of paying and increasing their dividends, are financially strong, as measured by high creditworthiness and liquidity, and, at the same time, offer an attractive dividend yield. As a result of this targeted combination of consistent dividend payments, financial strength and yield, Alpha Quant's strategy is designed to avoid forfeiting quality for yield. Stocks are purchased and sold based on Alpha Quant's expectations regarding a company's dividend continuity and an attractive yield.

The Fund invests in U.S. common stocks and real estate investment trusts ("REITs"). The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts on stock indices to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Dividend-Paying Stock Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund's investments in equity securities may include common stocks and REITs. Such investments may expose the Fund to additional risks.

  Common Stock. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

  REITs. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free ''pass-through'' of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund's investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise.

Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund's net asset value ("NAV") and total return when compared to other diversified funds.

Futures Contracts Risk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole.

Mid-Capitalization Companies Risk
Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. These companies may also have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. The securities of these companies may lack sufficient market liquidity, and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Model and Data Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The programs may not react as expected to market events resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund had not been in operation for a full calendar year as of the date of this Prospectus. Performance for the Fund can be accessed on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Alpha Quant Dividend Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 183
(American Beacon Alpha Quant Dividend Fund℠) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 288
(American Beacon Alpha Quant Dividend Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 406
(American Beacon Alpha Quant Quality Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in "Choosing Your Share Class" on page 26 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for each share class through October 28, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. For the period from the Fund's commencement of operations on March 22, 2017 to June 30, 2017, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by implementing a quantitative approach to investing in U.S. large and mid-cap stocks. The Fund is managed pursuant to the proprietary fundamentally based, systematic process of Alpha Quant Advisors, LLC ("Alpha Quant"), the Fund's sub-advisor. On a quarterly basis, this process involves the evaluation of each portfolio holding for relative attractiveness based on Alpha Quant's criteria, including profitability, financial strength and valuation. If a portfolio holding no longer meets Alpha Quant's criteria, it is sold and the proceeds are reinvested in a new holding. This is done to maintain a portfolio of stocks most reflective of the fundamental characteristics targeted by Alpha Quant, which may vary based on market conditions. The Fund typically holds a focused portfolio of approximately 30 stocks.

Alpha Quant employs a proprietary methodology to select the stocks of U.S. large and mid-cap high-quality companies for the Fund. Alpha Quant defines high-quality companies as large and mid-sized companies that display above market average profitability, as measured by return on invested capital, operating margins, capital turnover, and labor productivity. Many of the high-quality stocks that the Fund invests in exhibit above average return on invested capital and may experience increasing earnings or revenue. To mitigate the risks of overpaying for high-quality stocks, Alpha Quant ranks stocks by applying a number of valuation metrics. Stocks are purchased and sold based on Alpha Quant's expectations regarding a company's profitability and valuation. The Fund may have significant exposure to the Information Technology sector. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to the Information Technology sector may be lower at a future date, and the Fund's exposure to other market sectors may be higher.

The Fund invests in U.S. common stocks. The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts on stock indices to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund's investments in equity securities may include common stocks. Investing in such securities may expose the Fund to additional risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund's net asset value ("NAV") and total return when compared to other diversified funds.

Futures Contracts Risk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole.

Mid-Capitalization Companies Risk
Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. These companies may also have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. The securities of these companies may lack sufficient market liquidity, and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Model and Data Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The programs may not react as expected to market events resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.

  Information Technology Sector Risk. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. The Fund's investments in value stocks seek to limit potential downside price risk over time, however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund's investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund had not been in operation for a full calendar year as of the date of this Prospectus. Performance for the Fund can be accessed on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Alpha Quant Quality Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 183
(American Beacon Alpha Quant Quality Fund℠) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 288
(American Beacon Alpha Quant Quality Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 406
(American Beacon Alpha Quant Value Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in "Choosing Your Share Class" on page 26 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for each share class through October 28, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. For the period from the Fund's commencement of operations on March 22, 2017 to June 30, 2017, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by implementing a quantitative approach to investing in U.S. large and mid-cap stocks. The Fund is managed pursuant to the proprietary fundamentally-based, systematic process of Alpha Quant Advisors, LLC ("Alpha Quant"), the Fund's sub-advisor. On a quarterly basis, this process involves the evaluation of each portfolio holding for relative attractiveness based on Alpha Quant's criteria, including free cash flow yield, debt leverage, valuation and changes in earnings prospects. If a portfolio holding no longer meets Alpha Quant's criteria, it is sold and the proceeds reinvested in a new holding. This is done to maintain a portfolio of stocks most reflective of the fundamental characteristics targeted by Alpha Quant, which may vary based on market conditions. The Fund typically holds a focused portfolio of approximately 30 stocks.

Alpha Quant employs a proprietary methodology to select the stocks of U.S. large and mid-cap value companies for the Fund. Alpha Quant defines value companies as large and mid-sized companies that display high levels of excess cash generated by their businesses, low debt, and are relatively under-priced as compared to the broader U.S. equity market. To mitigate the risk of investing in "value traps," which are stocks that appear to be undervalued, but are in distress or face other business challenges and continue to stay inexpensive or decline further, Alpha Quant applies stringent criteria to select investments, including the amount of a company's debt and its ability to generate cash in excess of operating expenses. Securities are purchased and sold based on Alpha Quant's expectations regarding a company's valuation and business momentum as measured by changes in revenue, profitability, and earnings growth. Stocks with improving fundamentals may be retained in the Fund's portfolio even after valuations have improved significantly. The Fund may have significant exposure to the Information Technology and Health Care sectors. However, as the sector composition of the Fund's portfolio changes over time, the Fund's exposure to the Information Technology and Health Care sectors may be lower at a future date, and the Fund's exposure to other market sectors may be higher.

The Fund invests in U.S. common stocks. The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts on stock indices to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund's investments in equity securities may include common stocks. Investing in such securities may expose the Fund to additional risk. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund's net asset value ("NAV") and total return when compared to other diversified funds.

Futures Contracts Risk
Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole.

Mid-Capitalization Companies Risk
Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. These companies may also have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. The securities of these companies may lack sufficient market liquidity, and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Model and Data Risk
The success of the sub-advisor's investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The programs may not react as expected to market events resulting in losses for the Fund. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.

  Health Care Sector Risk. The health care sector may be affected by government regulations and health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies.

  Information Technology Sector Risk. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may decline. The Fund's investments in value stocks seek to limit potential downside price risk over time, however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund's investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund had not been in operation for a full calendar year as of the date of this Prospectus. Performance for the Fund can be accessed on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon Alpha Quant Value Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 183
(American Beacon Alpha Quant Value Fund℠) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 288
(American Beacon Alpha Quant Value Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 406
(American Beacon ARK Transformational Innovation Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in "Choosing Your Share Class" on page 15 of the Prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through October 28, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. For the period from the Fund's commencement of operations on January 27, 2017 to June 30, 2017, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve long-term growth of capital by investing primarily in domestic and foreign equity securities of transformational innovation companies.

The sub-advisor defines transformational innovation companies as those with divisions that primarily focus on developing or benefitting from new products, services, technologies or advancements that disrupt, or are expected to disrupt, existing markets or processes. The types of transformational innovation companies that the Fund expects to invest in are those companies primarily engaged in research, including research relating to: (i) genomics ("Genomic Revolution Research"), (ii) industrial innovation ("Industrial Innovation Research"), (iii) shared technology and the internet ("Next Generation Internet Research"), or (iv) financial services ("FinTech Innovation Research"), among others. The sub-advisor uses internally-generated and externally-sourced research and analysis to assemble a diverse array of information from which to identify transformational innovation companies.

  Genomic Revolution Research. The sub-advisor defines Genomic Revolution Research as research that focuses on extending and enhancing the quality of human, and other, life. This research incorporates technological and scientific developments, improvements and advancements in genomics (the study of genes, DNA and their functions, and related analytical techniques), bionics and products or services that improve and enhance life and fundamentally change existing industries. Genomic Sequencing refers to the techniques that allow researchers to read and decipher the genetic information found in DNA. Genomic Revolution Research may be classified in multiple sectors including health care, information technology, materials, energy and consumer discretionary.

  Industrial Innovation Research. The sub-advisor defines Industrial Innovation Research as research that focuses on technological improvements and advancements in the industrial sectors, including energy, manufacturing, and transportation. For example, energy transformation companies may seek to develop innovations in areas of energy location, development, storage or usage. Transportation companies may seek to develop innovation in the areas of mobility, such as drones and self-driving cars. Manufacturing innovators may seek applications for robotics, 3D printing, and similar productivity-enhancing technologies.

  Next Generation Internet Research. The sub-advisor defines Next Generation Internet Research as research that focuses on developments in the global technology infrastructure, including hardware, software and the shift to mobile devices. This research may incorporate shared technology, such as shared data storage and processing, computer network applications and internet security. Applications could include, those that link homes, automobiles and workplaces to mobile devices or other convenient media.

  FinTech Innovation Research. The sub-advisor defines FinTech Innovation Research as that research that focuses on innovations in the financial sector including payment technologies, lending methods, currencies and business analytics. Technology-enabled enhancements in financial services may also interact with a variety of other innovation themes as the concepts of finance apply across industries and transactions.

The sub-advisor's process for identifying investments uses both ''top down'' (macro-economic and business cycle analysis) and ''bottom up'' (valuation, fundamental and quantitative measures) approaches to identify investment opportunities.

Under normal circumstances, substantially all of the Fund's assets are invested in a portfolio of equity securities including common stocks and other equity investments or ownership interests in business enterprises that are relevant to the Fund's investment theme of transformational innovation. The Fund's investments include issuers of all capitalizations. The Fund's investments in foreign equity securities are in both developed and emerging markets. The Fund invests in American Depositary Receipts (''ADRs'') and securities sold on foreign exchanges and securities denominated in foreign currencies when purchasing foreign equities. The Fund may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market or through forward currency contracts ("forwards"). The Fund also may use foreign currency forward contracts to hedge exposure to foreign currency or to shift exposure from one currency to another.

The sub-advisor may sell a security if it believes that a company has become disrupted or is no longer on the leading edge of fast-moving industries or innovation. The sub-advisor may also sell positions to (i) take advantage of opportunities created by short-term market actions or market sentiment, (ii) provide liquidity to invest in companies that the sub-advisor has relatively more confidence in, or (iii) invest in companies that the sub-advisor believes offer more market opportunity relative to their current price. The Fund at times may invest in shares of other investment companies, including money market funds and exchange-traded funds ("ETFs"), and may lend its securities to broker-dealers and other institutions to earn additional income. The Fund may invest in securities of investment companies advised by the Manager.

In pursuing its investment strategies, the Fund typically engages in active trading strategies that result in high portfolio turnover.

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Allocation and Correlation Risk
The sub-advisor's judgments about, and allocations between asset classes and market exposures may adversely affect the Fund's performance. There can be no assurance, particularly during periods of market disruption and stress, that the sub-advisor's judgements about asset allocation and market correlations will be correct.

Asset Selection Risk
Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor's investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Currency Risk
The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. In addition, the Fund's investments in derivatives are subject to the following risks:

  Forward Contracts. Forward contracts are derivative instruments pursuant to a contract where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. There may not be a liquid secondary market for the futures contracts. Forward currency transactions and forward currency contracts include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates. The Fund could suffer a loss if interest rates rise after the Fund has purchased an interest rate futures contract or fall after the Fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose the Fund to potential losses if interest rates do not move as expected.

Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures.

Equity Investments Risk
Equity securities are subject to Investment Risk and Market Risk. The Fund's investments in equity securities may include common stocks and depositary receipts. Such investments may expose the Fund to additional risks.

  Common Stock. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

  Depositary Receipts. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund, such as forward contracts, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole.

Market Timing Risk
Because the Fund invests in foreign securities, or it has exposure to foreign securities through the derivatives it holds, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund's net asset value ("NAV"), (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Micro-Capitalization Companies Risk
Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, since micro-capitalization companies may not have operating history, product lines, and financial resources. Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Model Risk
The sub-advisor may use proprietary modeling systems to implement its investment strategies for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends and technical issues in the construction and implementation of the models. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. These models may negatively affect Fund performance for various reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, if the Fund invests in an ETF that invests in equity securities and/or foreign securities, or tracks an index, the Fund would be subject to the risks associated with the underlying investments held by the ETF or to fluctuations in the referenced index. Because ETFs are listed on an exchange, they may be subject to trading halts, may trade at a discount or premium to their NAV and may not be liquid. Money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments and economic conditions that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and under-weighted in others. Accordingly, the Fund's performance is likely to be disproportionately affected by the factors influencing those sectors.

Health Care Sector Risk. The health care sector may be affected by government regulations and health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology and pharmaceutical industries, which have the additional risks described below.

  Biotechnology Company Risk . A biotechnology company's valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves unsafe, ineffective or unprofitable.

  Pharmaceutical Company Risk . Companies in the pharmaceutical industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and intense competition.

Industrials Sector Risk. The industrials sector includes companies engaged in the aerospace and defense industry, electrical engineering, machinery, energy, transportation, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

  Financial Technology Company Risk. FinTech companies generally face competition from much larger and more established firms. FinTech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. A FinTech company may not currently or in the future derive any revenue from innovative technologies.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Companies Risk
Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since small and mid-capitalization companies may have narrower commercial markets and limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Transformational Innovation Risk
Companies that the sub-advisor believes are capitalizing on transformational innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop transformational technologies may face political or legal challenges from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the transformational innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are also focused on a particular theme.

Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or which may become illiquid.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund had not been in operation for a full calendar year as of the date of this Prospectus. Performance for the Fund can be accessed on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon ARK Transformational Innovation Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.69%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[3]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 551
(American Beacon ARK Transformational Innovation Fund℠) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[3]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 521
(American Beacon ARK Transformational Innovation Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.97%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[3]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 141
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 637
(American Beacon TwentyFour Strategic Income Fund℠)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek high current income and, secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in "Choosing Your Share Class" on page 22 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through October 28, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. For the period from the Fund's commencement of operations on April 3, 2017 to June 30, 2017, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in fixed-income securities and derivatives that provide exposure to fixed-income securities. The Fund's investments may include fixed-income instruments of any maturity or duration. The instruments in which the Fund may invest may be denominated in U.S. and non-U.S. currencies.

The fixed-income securities in which the Fund invests primarily include obligations issued or guaranteed by the U.S. government and non-U.S. governments and their agencies, instrumentalities or political subdivisions, obligations of supranational entities, quasi-sovereign debt, emerging-markets debt, inflation-indexed securities, corporate bonds, bank loans, trust preferred securities, convertible and non-convertible debt, contingent convertible bonds ("CoCos"), variable and floating-rate securities, collateralized loan obligations ("CLOs"), mortgage-backed and other asset-backed securities, collateralized mortgage obligations ("CMOs") and other mortgage-related products (including commercial and residential loans). The Fund may invest in other investment companies, including exchange-traded funds ("ETFs") and money market funds, real estate investment trusts ("REITs") and restricted securities. The Fund may have significant exposure to the Financial sector.

The Fund may invest a significant portion of its total assets in non-investment grade securities (also referred to as "high-yield" or ''junk" bonds).

The Fund may also invest in equity securities including preferred stock.

The Fund may take long or short positions in fixed-income and equity securities and currencies. Short positions will generally be entered into for hedging purposes or to attempt to reduce or adjust certain investment risks.

The Fund's investments in derivatives generally include options, futures, forwards (including non-deliverable forwards), swaps (including credit default swaps, total return swaps, interest rate swaps and cross-currency swaps) and structured notes. The Fund uses derivative instruments to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to enhance total return, to change the effective duration of its portfolio, to manage certain investment risks or to substitute for the purchase or sale of the underlying securities or currencies. The Fund's use of derivatives may be extensive.

In selecting investments, the Fund's sub-advisor develops a top-down macroeconomic view of the global economic environment as indicated by factors such as interest rates, equity markets, corporate profitability, international capital flows, government policy and other relevant inputs. The sub-advisor then performs a bottom-up analysis of individual issuers that focuses on an issuer's creditworthiness and considers historical trends and patterns in an instrument's price and relative valuation. The sub-advisor examines the relative risk and return characteristics of each investment and seeks to identify opportunities to establish long positions in income-generating instruments that, at times, may have the potential for price appreciation. The sub-advisor also seeks to reduce or hedge positions in instruments that may decline in value, experience unwanted volatility or when better investment opportunities are identified.

The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Allocation Risk
The sub-advisor's judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund's performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Asset-Backed and Mortgage Related Securities Risk
Investments in asset-backed and mortgage related securities, including CMOs and commercial and residential loans, are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund.

Callable Securities Risk
The Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only the prices but can also change the income flows and repayment assumptions about those investments.

Collateralized Loan Obligations ("CLOs") Risk
The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. The Fund typically will invest in CLOs collateralized by senior bank loans. Therefore, the CLOs in which the Fund invests will be subject to Loan Interests Risk. In addition, CLOs normally are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Contingent Convertible Securities ("CoCos") Risk
Contingent convertible securities ("CoCos") are either converted into equity securities of the issuer or have their principal written down if the issuer's capital falls below a predetermined "trigger" level. CoCos are subordinated debt and the Fund's claims will generally be junior to other creditors if the issuer liquidates or dissolves. Interest payments on CoCos could be canceled by the issuer or a regulator. If the issuer converts the CoCo to an equity security, the Fund would lose interest payments and potentially all income. The Fund's investment would be even further subordinated if the CoCos converted to an equity security. The issuer could alternatively write down the principal due on the CoCos. CoCos carry the general risks applicable to other fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk.

Convertible Securities Risk
The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock's price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock's price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in below investment grade debt securities (commonly known as "junk bonds"). In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-cap stocks.

Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Credit Risk
The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as "junk bonds"). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund's securities could affect the Fund's performance.

Currency Risk
The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures, and swaps for cross-currency transaction. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. In addition, the Fund's investments in derivatives are subject to the following risks:

  Futures and Forward Contracts, including NDFs. Futures and forward contracts, including non-deliverable forwards ("NDFs"), are derivative instruments pursuant to a contract where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. There may not be a liquid secondary market for the futures contracts. Forward currency transactions, including NDFs, include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates. The Fund could suffer a loss if interest rates rise after the Fund has purchased an interest rate futures contract or fall after the Fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose the Fund to potential losses if interest rates do not move as expected.

  Options. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had the Fund bought the underlying security instead of the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the put option's exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from having shorted the declining underlying security by the premium paid for the put option and by transaction costs. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price.

  Structured Notes. Structured notes are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate or other financial indicators ("reference instruments"). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. A structured note may be positively or negatively indexed. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or borrower. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity.

  Swaps Agreements. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, cross-currency swaps and credit default swaps are subject to counterparty risk, credit risk and liquidity risk. In addition to these risks, total return swaps are subject to market risk and interest rate risk, if the underlying securities are bonds or other debt obligations. In addition, currency swaps are subject to currency risk, and credit default swaps are subject to the risks associated with the purchase and sale of credit protection.

Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures.

Equity Investments Risk
Equity securities are subject to investment risk and market risk. The Fund's investments in equity securities may include preferred stocks. Such investments may expose the Fund to additional risks.

  Preferred Stock. Preferred stocks are sensitive to movements in interest rates. Preferred stocks also may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund's return, or create a loss.

High Yield Securities Risk
Investing in high yield, below investment-grade securities (commonly referred to as "junk bonds") generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High yield securities are considered to be speculative with respect to an issuer's ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Interest Rate Risk
The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, March 2017 and June 2017 and has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities or derivatives are also affected by their duration. Fixed income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in a 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leverage Risk
The Fund's use of futures, forward contracts, swaps, options, structured notes, and other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset or class of assets and may cause the Fund's net asset value ("NAV") to be volatile.

Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund, such as structured notes and other derivative instruments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk
Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund's ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of the Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require the Fund to sell them at prices that are less than what the Fund regards as their fair market value and may make it difficult to value such loans. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund's loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit the Fund's pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest

Market Risk
Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk
Because the Fund invests in foreign securities, or it has exposure to foreign securities through the derivatives it holds, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds and exchange-traded funds ("ETFs"). To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk. To the extent the Fund invests in ETFs that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Fund is subject to the risks associated with the underlying investments held by the ETF or the index fluctuations to which the ETF is subject. Because ETFs are listed on an exchange, they may be subject to trading halts, may trade at a discount or premium to their NAV and may not be liquid. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Prepayment and Extension Risk
Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond's maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security's effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Real Estate Investment Trusts Risk
Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended ("Investment Company Act"). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund's investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Redemption Risk
Due to a rise in interest rates or other market developments that may cause investors to move out of fixed income securities on a large scale, the Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund's performance.

Restricted Securities Risk
Securities not registered in the U.S. under the Securities Act of 1933, as amended (the "Securities Act"), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time before they can be resold. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.

  Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including short sales and investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to maintain cash or other liquid securities in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.

Short Position Risk
The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it may amplify changes in the Fund's NAV since it may increase the exposure of the Fund to certain markets.

Sovereign and Quasi-Sovereign Debt Risk
Sovereign or quasi-sovereign debt securities are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country's economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which has led to defaults and the restructuring of certain indebtedness.

Supranational Risk
Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in non-U.S. currencies will also be subject to the risks associated with investments in non-U.S. currencies.

Trust Preferred Securities Risk
Trust preferred securities are subject to market risk and credit risk. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Unrated Securities Risk
Because the Fund may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

U.S. Government Securities and Government-Sponsored Enterprises Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (''Fannie Mae''), Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Bank (''FHLB''), Federal Farm Credit Bank ("FFCB"), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk
The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index, a Treasury bill rate or the London Inter-bank Offered Rate ("LIBOR"). Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not provided because the Fund had not been in operation for a full calendar year as of the date of this Prospectus. Performance for the Fund can be accessed on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
(American Beacon TwentyFour Strategic Income Fund℠) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 286
(American Beacon TwentyFour Strategic Income Fund℠) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 255
(American Beacon TwentyFour Strategic Income Fund℠) | Investor Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 371
(American Beacon TwentyFour Strategic Income Fund℠) | Ultra Class
Prospectus:	rr_ProspectusTable
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees Over Assets	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 242

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
[2]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's Y Class, Institutional Class and Investor Class shares through October 28, 2018 to the extent that Total Annual Fund Operating Expenses exceed 0.79% for the Y Class, 0.69% for the Institutional Class and 1.07% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[3]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's Y Class, Institutional Class and Investor Class shares through October 28, 2018 to the extent that Total Annual Fund Operating Expenses exceed 1.09% for the Y Class, 0.99% for the Institutional Class and 1.37% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.
[4]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund's Y Class, Institutional Class, Investor Class and Ultra Class shares, as applicable, through October 28, 2018, to the extent that Total Annual Fund Operating Expenses exceed 0.82% for the Y Class, 0.72% for the Institutional Class, 1.09% for the Investor Class and 0.67% for the Ultra Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.